UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.7% (1.8% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
$ 7,475	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	$ 7,728,702
6,340	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	6,535,843
6,970	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	7,206,562
20,785	Total Alabama			21,471,107
	Alaska – 1.7% (1.1% of Total Investments)
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	6,332,221
	12/01/27 – FGIC Insured (UB)
11,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	7,112,930
	Series 2006A, 5.000%, 6/01/46
17,110	Total Alaska			13,445,151
	Arizona – 2.2% (1.4% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	5,367,067
	Project, Series 2003A, 5.000%, 7/01/28 – NPFG Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	1,176,850
	FGIC Insured
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,399,985
	2008A, 5.000%, 7/01/33
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	8,249,739
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
16,710	Total Arizona			17,193,641
	Arkansas – 1.0% (0.7% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	690,175
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	3,097,314
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	4,133,400
	5.000%, 11/01/34 – NPFG Insured
26,300	Total Arkansas			7,920,889
	California – 15.2% (9.9% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,487,625
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,104,550
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	5,802,660
	Health System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,398,630
	Institutes, Series 2001, 5.250%, 10/01/34
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,308,521
	2010A, 5.750%, 7/01/40 (WI/DD, Settling 8/11/10)
3,500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1	3,568,495
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,233,493
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,727,728
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	14,887,912
25,000	California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	23,381,999
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	10/10 at 100.00	A1	9,686,400
	NPFG Insured
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	15,743,360
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of	9/12 at 102.00	A	2,657,616
	Participation, Series 2004, 5.000%, 9/01/29 – NPFG Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/11 at 100.00	A	7,456,710
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
10,355	5.000%, 6/01/33	6/17 at 100.00	BBB	7,913,809
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	968,490
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	3,625,578
	6.500%, 11/01/39
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	2,423,213
	Tender Option Bond Trust 3504, 19.520%, 8/01/39 (IF)
30,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	4,217,100
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	983,910
	2006C, 0.000%, 9/01/30 – NPFG Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,029,735
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BBB	1,643,756
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	4.750%, 6/01/25
163,900	Total California			120,251,290
	Colorado – 6.8% (4.4% of Total Investments)
11,830	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	11,873,653
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	1,013,000
	2005C, 5.250%, 3/01/40 – AGM Insured
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	10,038,600
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
6,185	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	2,186,398
	9/01/26 – NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	8,901,430
	9/01/33 – NPFG Insured
14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	Aaa	9,446,976
	(Pre-refunded 9/01/10) – NPFG Insured
7,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	A	1,333,780
	NPFG Insured
8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	Aa2 (4)	8,901,428
	5.125%, 12/15/19 (Pre-refunded 12/15/10) – FGIC Insured
102,155	Total Colorado			53,695,265
	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	A1 (4)	4,625,606
	8/15/11) – FGIC Insured
	Florida – 1.3% (0.8% of Total Investments)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,550,850
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,509,725
	5.000%, 10/01/30 (WI/DD, Settling 8/05/10)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	5,139,250
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
10,000	Total Florida			10,199,825
	Georgia – 0.9% (0.6% of Total Investments)
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,281,288
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AAA	5,566,350
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
6,250	Total Georgia			6,847,638
	Illinois – 12.0% (7.8% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	1,069,670
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	3,189,030
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	2,126,020
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2	8,538,584
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	Aa2	3,810,884
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	Aa3	10,412,909
	FGIC Insured
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	Aa2	201,900
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa2 (4)	76,257
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa2 (4)	6,743,262
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	1/11 at 100.00	A	12,763,098
	(Alternative Minimum Tax)
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,356,640
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,994,364
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A1	1,095,612
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	No Opt. Call	AAA	15,430,200
	5.000%, 6/01/14 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	No Opt. Call	AAA	2,018,480
	5.250%, 2/15/16 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,005,490
	5.500%, 2/01/40 – AMBAC Insured
4,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	4,035,360
	5.500%, 4/01/34
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,903,400
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 –	12/10 at 100.00	A+	5,083,600
	NPFG Insured
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	3,138,013
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,306,910
	Project, Series 2002A, 5.000%, 12/15/28 – NPFG Insured
940	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	818,862
	3/01/30 – RAAI Insured
122,130	Total Illinois			95,118,545
	Indiana – 1.7% (1.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	2,006,680
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	3,335,612
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,288,448
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,015	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/10 at 100.00	AA–	6,015,782
	1998A, 4.625%, 8/15/28 – NPFG Insured
13,655	Total Indiana			13,646,522
	Iowa – 1.0% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,869,000
7,000	5.625%, 6/01/46	6/15 at 100.00	BBB	5,064,710
11,000	Total Iowa			7,933,710
	Kansas – 1.1% (0.7% of Total Investments)
4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aa3 (4)	4,602,973
	4.750%, 9/01/19 (Pre-refunded 9/01/10) – AGM Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,785,123
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	N/R	2,044,152
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
10,065	Total Kansas			8,432,248
	Kentucky – 1.3% (0.8% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	6,275,510
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,099,790
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,689,000
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – AGM Insured
9,515	Total Kentucky			10,064,300
	Louisiana – 4.2% (2.8% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AAA	11,447,200
	Lady Health System, Series 1988A, 5.750%, 1/01/22 – AGM Insured (UB)
3,965	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,008,853
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	8,490,330
	Series 2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	N/R (4)	5,978,280
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
3,490	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	3,439,604
	Series 2001B, 5.875%, 5/15/39
31,955	Total Louisiana			33,364,267
	Massachusetts – 3.5% (2.3% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	3,232,844
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	494,485
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,189,975
	Institute of Technology, Series 2002K, 5.500%, 1/01/27 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,380,132
	University Issue, Series 2009A, 5.750%, 7/01/39
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/10 at 100.00	BBB	5,991,720
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/10 at 100.00	AAA	426,407
	Series 1999A, 5.750%, 8/01/29
5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/10 at 100.00	A+ (4)	5,803,172
	2000-2, 5.250%, 11/01/20 (Pre-refunded 11/01/10) – AMBAC Insured
25,485	Total Massachusetts			27,518,735
	Michigan – 3.4% (2.2% of Total Investments)
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	4,080,920
	Series 2005, 5.000%, 6/01/20 – AGM Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,226,851
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	10,746,617
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,655,940
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,377,390
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
26,435	Total Michigan			27,087,718
	Minnesota – 1.2% (0.8% of Total Investments)
	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	1,948,972
2,685	6.000%, 10/01/25 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,711,394
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	5,045,325
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
8,270	Total Minnesota			9,705,691
	Mississippi – 0.6% (0.4% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	No Opt. Call	AA	1,933,556
	Healthcare, Series 2004B-1, 5.000%, 3/01/13 (UB)
2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aa3 (4)	2,579,150
	Hospital, Series 2000, 5.500%, 1/01/27 (Pre-refunded 1/01/11) – AGM Insured
4,375	Total Mississippi			4,512,706
	Missouri – 1.7% (1.1% of Total Investments)
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	5,791,500
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,488,368
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – AGM Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	4,909,698
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
32,750	Total Missouri			13,189,566
	Nevada – 7.0% (4.6% of Total Investments)
34,470	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/20	6/12 at 100.00	AA (4)	37,482,328
	(Pre-refunded 6/15/12) – NPFG Insured
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	14,551,723
	International Airport, Series 2010A, 5.250%, 7/01/42
6,845	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	N/R	801,686
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/23 – AMBAC Insured
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.164%,	7/17 at 100.00	AA+	2,845,200
	7/01/31 – BHAC Insured (IF)
58,330	Total Nevada			55,680,937
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	5,120,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.9% (3.2% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,105,750
	(Pre-refunded 12/15/12) – AGM Insured
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BB+	1,396,900
	Care System, Series 2006A, 0.000%, 7/01/36
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AA– (4)	2,185,016
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,655,040
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AAA	5,267,400
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,528,600
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	4,238,400
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,745	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,870,274
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,105,170
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,053,051
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,144,724
90,240	Total New Jersey			38,550,325
	New Mexico – 0.8% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,290,336
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
	New York – 8.5% (5.6% of Total Investments)
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	10/10 at 100.00	A	275,140
	Series 1998, 5.000%, 7/01/28 – NPFG Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	2,374,425
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,188,333
	College, Series 2007, 5.000%, 7/01/46
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,217,357
	2/15/47 – NPFG Insured
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	1,193,438
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,617,680
	4.500%, 11/15/27 – AGM Insured (UB)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,437,100
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	AA	1,015,883
6,540	5.750%, 8/01/18	8/12 at 100.00	AA	7,099,497
4,005	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	4,442,066
	(Pre-refunded 8/01/12)
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,256,605
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,777,116
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	12,628,799
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – AGM Insured
64,225	Total New York			67,523,439
	North Carolina – 3.2% (2.1% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,037,170
	Bonds, Series 2008A, 5.000%, 1/15/47
8,960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	9,312,666
	2005A, 5.000%, 10/01/41
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,924,800
	Health System, Series 2007, 4.500%, 10/01/26 (UB)
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/10 at 100.00	A1	649,053
	Series 1998A, 4.750%, 12/01/28 – NPFG Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	8,104,200
	1/01/19 – NPFG Insured
24,125	Total North Carolina			25,027,889
	Ohio – 5.9% (3.8% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,291,300
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
205	5.125%, 6/01/24	6/17 at 100.00	BBB	171,905
2,925	5.875%, 6/01/30	6/17 at 100.00	BBB	2,309,171
5,040	5.750%, 6/01/34	6/17 at 100.00	BBB	3,772,037
2,400	6.000%, 6/01/42	6/17 at 100.00	BBB	1,780,392
5,730	5.875%, 6/01/47	6/17 at 100.00	BBB	4,061,138
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	6,524,300
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 – AGM Insured	12/12 at 100.00	AAA	2,405,943
2,600	5.250%, 6/01/21 – AGM Insured	12/12 at 100.00	AAA	2,889,354
2,000	5.000%, 12/01/22 – AGM Insured	12/12 at 100.00	AAA	2,210,980
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, 4.250%, 6/01/14 –	12/16 at 100.00	AAA	9,956,600
	AGM Insured (UB)
53,065	Total Ohio			46,373,120
	Oklahoma – 1.2% (0.8% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,756,640
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	5,853,545
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,919,400
	1/01/47 – FGIC Insured
9,715	Total Oklahoma			9,529,585
	Oregon – 0.4% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aa1 (4)	3,138,240
	2001A, 5.500%, 6/15/18 (Pre-refunded 6/15/11) – AGM Insured
165	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/14 at 100.00	Aa2	173,930
	2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
3,165	Total Oregon			3,312,170
	Pennsylvania – 5.0% (3.2% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	2,063,560
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A1	243,085
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	8,298,800
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,438,620
	4.650%, 10/01/26 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,761,772
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,891,550
	6/01/33 – AGM Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	7,817,238
	5.000%, 8/01/32 – AGM Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	6,631,260
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	6,078,655
38,620	Total Pennsylvania			39,224,540
	Puerto Rico – 8.4% (5.5% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	2,609,400
	6.000%, 7/01/44
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	7,411,950
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	578,550
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/12 at 100.00	AAA	5,038,900
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	1,512,600
	Bonds, Series 2002D, 5.125%, 7/01/20
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	6,598,640
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	8,682,056
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,331,636
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	4,981,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	5,386,313
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	15,143,400
	5.250%, 8/01/57 (UB)
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	AAA	1,588,170
3,375	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,223,294
	Series 2002, 5.375%, 5/15/33
202,560	Total Puerto Rico			67,086,409
	Rhode Island – 0.5% (0.3% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,440	6.125%, 6/01/32	6/12 at 100.00	BBB	2,415,136
1,865	6.250%, 6/01/42	6/12 at 100.00	BBB	1,764,234
4,305	Total Rhode Island			4,179,370
	South Carolina – 8.3% (5.4% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	27,894,002
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,273,795
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,521,799
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	5,618,433
3,000	5.250%, 2/15/24 – NPFG Insured	8/14 at 100.00	A	3,158,070
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	2,436,180
	0.000%, 1/01/31 – AMBAC Insured
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	N/R (4)	14,373,764
	5.125%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
65,160	Total South Carolina			65,276,043
	Tennessee – 0.4% (0.3% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	3,226,200
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Texas – 15.8% (10.3% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	566,881
	Series 2001, 5.375%, 11/01/16 – AGM Insured
465	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	494,913
	Series 2001, 5.375%, 11/01/16 (Pre-refunded 11/01/11) – AGM Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/11 at 100.00	CCC	10,731,192
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	4,929,485
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
3,570	Dallas-Forth Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,619,123
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	5,128,650
	Series 2001A, 5.625%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,576,583
	5.250%, 11/15/30 – NPFG Insured
15,680	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 55.69	A	2,799,507
	0.000%, 11/15/34 – NPFG Insured
4,865	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	1,977,087
	Project, Series 2001B, 0.000%, 9/01/27 – AGM Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AA (4)	22,877,324
	5.250%, 12/01/30 (Pre-refunded 12/01/10) – FGIC Insured
4,735	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	1/11 at 100.00	AAA	4,736,610
	AGM Insured (Alternative Minimum Tax)
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,641,540
	Bonds, Series 2006, 0.000%, 8/15/34
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	11/10 at 100.00	A	17,149,714
	Inc., Series 1998B, 5.150%, 11/01/29 – NPFG Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	No Opt. Call	BBB	7,659,410
	Corporation, Series 1992, 5.350%, 11/01/10
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	2,051,400
	2002A, 5.750%, 10/01/21 – RAAI Insured
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992,	No Opt. Call	AAA	12,528,310
	5.000%, 2/01/17 (ETM)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,842,850
	Refunding Bonds, Series 2001, 5.125%, 2/01/23 (Pre-refunded 2/01/11)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,308,500
	Texas Health Resources Tender Option Bond Trust 1197, 9.051%, 11/15/47 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,903,207
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	2,137,024
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	2,016,954
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,243,605
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	1,265,438
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	5,237,100
	Series 2001, 5.000%, 8/01/22 (Pre-refunded 8/01/11) – AMBAC Insured
169,365	Total Texas			124,422,407
	Utah – 1.0% (0.6% of Total Investments)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	No Opt. Call	AAA	7,652,773
	5.000%, 4/01/12 – AGM Insured (UB)
	Virginia – 4.0% (2.6% of Total Investments)
11,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	8,213,150
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	6,016,000
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	A	3,902,080
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	7/11 at 100.00	Aaa	11,407,080
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
940	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	982,262
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	540,910
500	5.000%, 4/01/19	4/12 at 102.00	AA	540,910
37,980	Total Virginia			31,602,392
	Washington – 10.2% (6.7% of Total Investments)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,266,240
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,730,200
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – NPFG Insured
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,977,175
	Services Project, Series 2009, 5.500%, 6/01/39
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – NPFG Insured	8/10 at 100.00	Aa2	6,958,896
	(Alternative Minimum Tax) (UB)
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa2	13,632,758
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,799,300
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
7,055	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,257,761
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 – AGM Insured	7/11 at 100.00	AAA	18,730,175
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 – AGM Insured	1/12 at 100.00	AAA	7,383,390
7,960	5.000%, 1/01/22 – AGM Insured	1/12 at 100.00	AAA	8,300,449
78,510	Total Washington			81,036,344
	Wisconsin – 2.3% (1.5% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
105	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	112,980
3,380	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,739,936
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/10 at 100.00	A	7,679,603
	Series 1997A, 5.450%, 9/01/14 – AMBAC Insured
1,695	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	10/10 at 100.00	A3	1,694,915
	Series 1999A, 5.600%, 2/15/29
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,000,690
	Series 2004, 5.750%, 5/01/29
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,893,885
	Services Inc., Series 2003A, 5.125%, 8/15/33
17,825	Total Wisconsin			18,122,009
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,234,165
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,159,680
	5.375%, 1/01/42
6,035	Total Wyoming			6,393,845
$ 1,607,545	Total Investments (cost $1,178,298,186) – 153.3%			1,211,855,503
	Floating Rate Obligations – (8.4)%			(66,620,000)
	Other Assets Less Liabilities – 4.0%			32,296,576
	Auction Rate Preferred Shares, at Liquidation Value – (48.9)% (5)			(386,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 790,657,079

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,211,855,503	$ —	$1,211,855,503

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $1,120,251,637.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 67,721,615
Depreciation	(42,734,153)
Net unrealized appreciation (depreciation) of investments	$ 24,987,462

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010